Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurement [Abstract]
Disclosure of Company's recurring fair value measurements within fair value hierarchy and Summary of changes in fair value of Level 3 financial assets
The following tables present the Company's recurring fair value measurements within the fair value hierarchy. The Company did not have non-recurring fair value measurements as at December 31, 2020 and December 31, 2019
(in thousands $).
Short-term investments

Dec. 31, 2020	Level 1	Level 2	Level 3	Total

Public equities and share purchase warrants	5,101	1,379	271	6,751
Fixed income securities	—	731	—	731
Private holdings	—	—	1,993	1,993
Total net recurring fair value measurements	5,101	2,110	2,264	9,475

Dec. 31, 2019	Level 1	Level 2	Level 3	Total

Public equities and share purchase warrants	7,537	2,983	—	10,520
Fixed income securities	—	3,454	766	4,220
Private holdings	—	—	1,864	1,864
Total net recurring fair value measurements	7,537	6,437	2,630	16,604
Co-investments

Dec. 31, 2020	Level 1	Level 2	Level 3	Total

Co-investments in funds	—	76,026	6,441	82,467
Total net recurring fair value measurements	—	76,026	6,441	82,467

Dec. 31, 2019	Level 1	Level 2	Level 3	Total

Co-investments in funds	—	51,065	4,530	55,595
Total net recurring fair value measurements	—	51,065	4,530	55,595
Other assets

Dec. 31, 2020	Level 1	Level 2	Level 3	Total

Digital gold strategies	—	—	11,518	11,518
Total net recurring fair value measurements	—	—	11,518	11,518

Dec. 31, 2019	Level 1	Level 2	Level 3	Total

Digital gold strategies	—	—	18,913	18,913
Total net recurring fair value measurements	—	—	18,913	18,913
The following tables provides a summary of changes in the fair value of Level 3 financial assets (in thousands $):
Short-term investments

	Changes in the fair value of Level 3 measurements - Dec. 31 2020
	Dec. 31, 2019	Purchases and reclassifications	Settlements	Net unrealized gains (losses) included in net income	Dec. 31, 2020
Share purchase warrants	—	271	—	—	271
Private holdings	1,864	—	(15)	144	1,993
Fixed income securities	766	(783)	—	17	—
	2,630	(512)	(15)	161	2,264

	Changes in the fair value of Level 3 measurements - Dec. 31, 2019
	Dec. 31, 2018	Purchases and reclassifications	Settlements	Net unrealized gains (losses) included in net income	Dec. 31, 2019
Private holdings	2,075	34	(43)	(202)	1,864
Fixed income securities	733	—	—	33	766
	2,808	34	(43)	(169)	2,630
Co-investments

	Changes in the fair value of Level 3 measurements - Dec. 31, 2020
	Dec. 31, 2019	Purchases and reclassifications	Settlements	Net unrealized gains (losses) included in net income	Dec. 31, 2020
Co-investments in funds	4,530	1,628	—	283	6,441
	4,530	1,628	—	283	6,441

	Changes in the fair value of Level 3 measurements - Dec. 31, 2019
	Dec. 31, 2018	Purchases and reclassifications	Settlements	Net unrealized gains (losses) included in net income	Dec. 31, 2019
Co-investments in funds	3,574	1,193	—	(237)	4,530
	3,574	1,193	—	(237)	4,530
Other assets

	Changes in the fair value of Level 3 measurements - Dec. 31, 2020
	Dec. 31, 2019	Purchases and reclassifications	Settlements	Net unrealized gains (losses) included in net income	Dec. 31, 2020
Digital gold strategies	18,913	500	—	(7,895)	11,518
	18,913	500	—	(7,895)	11,518

	Changes in the fair value of Level 3 measurements - Dec. 31, 2019
	Dec. 31, 2018	Purchases and reclassifications	Settlements	Net unrealized gains (losses) included in net income	Dec. 31, 2019
Digital gold strategies	18,285	2,574	—	(1,946)	18,913
	18,285	2,574	—	(1,946)	18,913

Description of valuation techniques used in Company's fair value measurements
The following table presents the valuation techniques used by the Company in measuring fair values:

Type	Valuation technique
Public equities and share purchase warrants	Fair values are determined using pricing models which incorporate all available market-observable inputs.
Alternative funds and private equity funds	Fair values are based on the last available net asset value.
Fixed income securities	Fair values are based on independent market data providers or third-party broker quotes.
Private holdings (including digital gold strategies)	Fair values based on variety of valuation techniques, including discounted cash flows, comparable recent transactions and other techniques used by market participants.